Borrowings - Narrative (Details) $ in Thousands, kr in Millions		1 Months Ended			12 Months Ended
	Jul. 02, 2018 USD ($)	Oct. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) debt_instrument vessel	Aug. 31, 2020 USD ($) number	Dec. 31, 2019 USD ($) vessel debt_instrument	Jan. 01, 2019 USD ($) vessel debt_instrument	Jan. 01, 2019 DKK (kr) vessel debt_instrument
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 3,170,977		$ 3,184,512	$ 3,097,742
Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 1,840,613
Borrowings, adjustment to interest rate basis						6.50%
Weighted average term					4 years 1 month 28 days
Revolving credit facilities
Disclosure of detailed information about borrowings [line items]
Number of borrowing instruments | debt_instrument					2		2	2	2
Borrowings					$ 439,600		$ 513,200	$ 523,100
Term loans
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 1,400,000		$ 1,400,000	$ 1,400,000
Number of assets, securing borrowings | vessel					25		24	25	25
Amount of borrowings that were extended in the period				$ 40,000
Amount of borrowings, upsized in the period		$ 106,000
Term loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 1,201,013
Weighted average term					4 years 7 months 17 days
Public bonds
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 1,100,000		$ 1,100,000	$ 1,000,000
Public bonds | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 200,000
Weighted average term					3 years 9 months 18 days
Non-Public bonds
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 206,900		$ 241,100	141,200
Senior Unsecured Bond
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 10,000	kr 86
Senior Unsecured Green Bond
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 200,000
Senior Unsecured Green Bond, Maturing October 2024
Disclosure of detailed information about borrowings [line items]
Percentage of par value | number						0.965
Notional amount						$ 75,000
Senior Unsecured Bond, Maturing July 2023
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 700,000		$ 700,000
Weighted average term	5 years		5 years
Repurchase of bonds in the period					$ 13,000